Investment Strategy - ABSOLUTE SELECT VALUE ETF	Jul. 29, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

St. James Investment Company, LLC, the Fund’s investment sub-adviser (the “Subadviser”), seeks to achieve the Fund’s objective by investing primarily in equity securities of U.S. companies that the Subadviser believes are priced at a substantial discount to the Subadviser’s estimate of fair value. However, the Fund may invest in companies of any market capitalization and in any economic sector, including equity securities of foreign companies that trade on U.S. exchanges, either directly or through American Depositary Receipts (“ADRs”). The Subadviser, which actively manages the Fund, uses a five-stage process to identify, purchase, and sell companies that it believes are fundamentally attractive and will yield positive absolute returns, meaning it seeks positive returns in all market conditions, over complete market cycles, net of fees and expenses, and not returns that outperform a specific benchmark.

The Subadviser expects that, because of its “bottom up” approach to company analysis, from time to time, the Fund could be overweight in certain market sectors. The Subadviser’s strategy is based on company by company analysis, not market sector analysis. The Fund is non-diversified, which means that it may invest a greater percentage of its assets in fewer issuers than a diversified fund.

The Fund may also invest all or substantially all of its assets in cash and cash equivalents, including money market funds and other short-term fixed income investments, in seeking to protect principal, or when, in the Subadviser’s opinion, there are not sufficient companies at valuations appropriate for investment. As an alternative to holding cash or cash equivalents, the Subadviser may invest the Fund’s assets in shares of other investment companies, including open-end and closed-end funds and exchange traded funds (“ETFs”) (collectively, “Underlying Funds”) in order for the Fund to be more fully invested.